UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2022
New York Life Essentials Variable Annuity
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
Issued through
NYLIAC Variable Annuity Separate Account-III
This summary prospectus summarizes key features of the New York Life Essentials Variable Annuity policies.
Before you invest, you should review the prospectus for the New York Life Essentials Variable Annuity policies, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the contract online at https://dfinview.com/NewYorkLife/TAHD/essentials. You can also obtain this information at no cost by calling our Variable Products Service Center at 1-800-598-2019, by logging into your account at www.newyorklife.com, or by sending an email request with your name and mailing address to EssentialsProspectus@newyorklife.com.
You can sign up for electronic delivery of your summary prospectus, updates to the summary prospectus or other communications by logging into your account at www.newyorklife.com.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov. The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including potential loss of principal invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.

i

Contacting NYLIAC

Certain service requests, including but not limited to, death benefit claims and surrenders, are required to be in writing. All written service requests (except for subsequent premium payments and loan repayments) must be sent to the NYLIAC Variable Products Service Center (VPSC) at one of the following addresses:
	Regular Mail	Express Mail
All written service requests (except for payments)	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Death Claim forms may also be submitted to	Regular Mail	Express Mail
	New York Life P.O. Box 130539 Dallas, TX 75313–0539	New York Life 4849 Greenville Ave., STE 700 Dallas, TX 75206
Premium payments and loan repayments should be sent to the VPSC at one of the following addresses (acceptance of subsequent premium payments is subject to the sales standards we use to evaluate whether a recommended transaction related to your policy complies with applicable standards of conduct):
	Regular Mail	Express Mail
Premium Payments and Loan Repayments	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675–3021	NYLIAC, Suite 3021 c/o The Northern Trust Bank 350 North Orleans Street Receipt & Dispatch, 8th Floor Chicago, IL 60654
Written service requests will be effective as of the Business Day they are received in Good Order at our service center at one of the addresses listed above. We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. Faxed and e-mailed requests are not currently accepted.

Definitions

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value (if applicable), and the DCA Advantage Account Accumulation Value of a policy.
Allocation Options—The Investment Divisions of the Separate Account, any available Asset Allocation Model and the Fixed Account.
Annuity Commencement Date—The date on which we are to make the first Income Payment under the policy, as set forth on the Policy Data Page.
Base Contract Charge—Mortality and Expense Risk and Administrative Costs Charge (M&E Charge).
Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.
Code—The Internal Revenue Code of 1986, as amended.
Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The sum of premium payments allocated to the DCA Advantage Account, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and policy service charges that may already have been assessed from the DCA Advantage Account.
Dollar Cost Averaging (DCA) Advantage Account—A non-variable Allocation Option to which you may allocate Premium Payments, subject to the limitations described on the Policy Data Page, and from which accounts are transferred to the Investment Divisions proportionally on a monthly basis. The DCA Advantage Account duration is shown on the Policy Data Page. We credit the DCA Advantage Account with a fixed interest rate. The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The benefits payable under the Fixed Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account Accumulation Value—The sum of premium payments and , if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments and , if allowable, transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charges and rider charges assessed on and deducted from the Fixed Account.
Fund—A mutual fund that has multiple series or Portfolios.
Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation.
Owner (you, your)—The individual(s) or entity(ies) designated as the Owner in the policy or as subsequently changed, who is entitled to exercise all rights under the policy.
Payment Year(s)—With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.
Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.
Policy Data Page—Page 2 of the policy which contains the policy specifications.
Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.
Portfolios—The mutual fund portfolios in which the corresponding Investment Divisions invest.

Separate Account—NYLIAC Variable Annuity Separate Account–III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Portfolios.
Surrender Charge Free Amount—You may withdraw a certain amount from your policy each Policy Year without having to pay a surrender charge on that amount. We call this the Surrender Charge Free Amount. The maximum amount you may withdraw without a surrender charge in any given Policy Year is the greatest of either (i) 10% of your Accumulation Value as of your last Policy Anniversary (10% of your premium payments if the withdrawal is made in the first Policy Year), less any prior surrender charge free withdrawals you have already taken in that Policy Year; (ii) 10% of your Accumulation Value at the time of the withdrawal, less any prior surrender charge free withdrawals you have already taken in that Policy Year; or (iii) your Accumulation Value less your accumulated premium payments.
Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

Updated Information About Your Policy

The Information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2021. This may not reflect all changes that have occurred since you purchased your policy.

New Summary Prospectus
The look and feel of your annual prospectus has changed. New regulations adopted by the SEC now allow NYLIAC to use this concise, reader-friendly summary of the key facts about your contract. More detailed information about your contract is available online at https://dfinview.com/NewYorkLife/TAHD/essentials.

Addition of New Portfolios
Effective May 1, 2022, the following Portfolios have been added as investment options under your policy:
•AB VPS Growth and Income Portfolio—Class B
•American Funds IS The Bond Fund of America®—Class 4
•BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares
•Columbia Variable Portfolio—Intermediate Bond Fund—Class 2
•Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2
•MFS® Research International Portfolio—Service Class
•Western Asset Core Plus VIT Portfolio—Class II

Reopening of Portfolio
Effective May 1, 2022, MainStay VP T. Rowe Price Equity Income—Service Class will be opened to new premium allocations and transfers, and its name will change to
MainStay VP American Century Sustainable Equity—Service Class.

Changes to Online Withdrawal Limits
Effective May 1, 2022, you can request an online partial withdrawal of up to $250,000 instead of $50,000. There are no limits for requests submitted in writing, but we may require additional verification of your identity for written requests to withdraw amounts greater than $50,000.

Important Information You Should Consider About The Policy

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
If you withdraw more than the Surrender Charge Free Amount within seven years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 7% of the amount withdrawn during the first three Payment Years declining to 0%
over that seven-year period. For example, if you make an early withdrawal within the first three Payment Years, you could pay a surrender charge of up to $7,000 on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as when you transfer cash value between
investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. A loan processing fee may apply if you take a policy loan. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses

ANNUAL FEE	Minimum	Maximum
Base contract[1]	1.45%	1.45%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2] Policies purchased on or after June 2, 2003 Policies purchased prior to June 2, 2003	0.39% 0.18%	1.60% 1.60%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.30%	0.85%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of the daily average Variable Accumulation Value, including the Mortality and Expense Risk and Administrative Costs
Charge.
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2021 and will change from year to year.
3 As a percentage of the amount that is guaranteed under the optional benefit, deducted on a quarterly basis.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,694.89	HIGHEST ANNUAL COST $3,442.37

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS
Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to seven years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect an investment protection rider, you will not receive a benefit under the rider unless you hold the policy for at least the specified holding period applicable to the rider.
PRINCIPAL RISKS
Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options
(e.g., the Fixed Account and each DCA Advantage Account) you choose.
•Each investment option has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA
Advantage Account before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the VPSC at 1-800-598-2019,.
PRINCIPAL RISKS

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
•We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment
Divisions, plus the Fixed Account, some of which may not be
available under your policy.
•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close, or substitute Portfolios as investment options that are available under the policy.
THE POLICIES— Policy Application and Premium Payments, Transfers, and Limits on Transfers NYLIAC AND THE SEPARATE ACCOUNT— Additions, Deletions, or Substitutions of Investments
Optional Benefits
•Certain optional benefits may limit withdrawals or other rights under the policy.
•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•You are required to have a minimum Accumulation Value for some optional benefits.
•We may modify or discontinue an optional benefit at any time.
•Some optional benefits cannot be cancelled without surrendering your policy.
DESCRIPTION OF BENEFITS
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.
•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.
•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
FEDERAL TAX MATTERS
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based
compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
Exchanges
Your registered representatives may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES – Tax-Free Section 1035 Exchanges

Appendix 1A – POLICIES ISSUED PRIOR TO jUNE 2, 2OO3
Portfolios Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/essentials. You can also request this information at no cost by calling the VPSC at 1-800-598-2019, or by sending an email request with your name and mailing address to EssentialsProspectus@newyorklife.com.
You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Accounts or the DCA Advantage Accounts.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity (formerly MainStay VP T. Rowe Price Equity Income) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management Inc.	0.92%	25.18%	10.73%	N/A
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.96%	17.00%	8.27%	9.12%
Investment Grade Bond	MainStay VP Bond — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.53%	(1.37)%	3.61%	3.03%
International/Global Equity	MainStay VP Candriam Emerging Markets Equity — Initial Class+ Adviser: New York Life Investments / Subadviser: Candriam Belgium S.A.	1.14%	(2.00)%	10.96%	N/A
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Clarion Securities, LLC	1.20%	15.00%	(3.99)%	N/A
Appendix 1A-1

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.73%	6.86%	6.79%	6.50%
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Initial Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.68%	22.89%	11.41%	11.01%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.85%	19.86%	12.72%	11.49%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.91%	16.95%	10.46%	N/A
Non–Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	3.50%	3.41%	3.68%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.83%	15.72%	10.72%	10.05%
Asset Allocation	MainStay VP Income Builder — Initial Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.61%	10.52%	8.49%	8.84%
Alternatives	MainStay VP IQ Hedge Multi-Strategy — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.19%	(0.83)%	0.84%	N/A
Asset Allocation	MainStay VP Janus Henderson Balanced — Initial Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.57%	17.35%	14.41%	N/A
Appendix 1A-2

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Non–Investment Grade Bond	MainStay VP MacKay Convertible — Initial Class Adviser: New York Life Investments / Subadviser: MacKay	0.56%	9.25%	14.78%	12.52%
Investment Grade Bond	MainStay VP MacKay Government — Initial Class Adviser: New York Life Investments / Subadviser: MacKay	0.55%	(1.50)%	2.15%	1.83%
Non–Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Initial Class Adviser: New York Life Investments / Subadviser: MacKay	0.58%	5.51%	5.80%	6.44%
International/Global Equity	MainStay VP MacKay International Equity — Initial Class Adviser: New York Life Investments / Subadviser: MacKay	0.93%	12.24%	14.70%	10.38%
Non–Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.87%	1.71%	3.45%	4.02%
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.76%	11.10%	8.86%	8.29%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.85%	38.02%	4.05%	(0.43)%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC	0.80%	5.12%	5.01%	N/A
Appendix 1A-3

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP S&P 500 Index (formerly MainStay VP MacKay S&P 500 Index) — Initial Class Adviser: New York Life Investments / Subadviser: IndexIQ	0.12%	28.55%	18.27%	16.28%
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Initial Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	0.84%	10.31%	16.85%	12.44%
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	0.01%	0.77%	0.39%
Large Cap Equity	MainStay VP Wellington Growth — Initial Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.73%	19.75%	20.80%	15.24%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Initial Class Adviser: New York Life Investments / Subadviser: Wellington	0.86%	20.00%	11.47%	13.42%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Initial Class Adviser: New York Life Investments / Subadviser: Wellington	0.74%	18.03%	8.19%	N/A
Large Cap Equity	MainStay VP Wellington U.S. Equity — Initial Class Adviser: New York Life Investments / Subadviser: Wellington	0.58%	28.78%	16.78%	15.80%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Initial Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	0.74%	24.52%	25.63%	18.68%
Large Cap Equity	AB VPS Growth and Income Portfolio Portfolio — Class B Adviser: AllianceBernstein L.P.	0.84%	27.84%	12.58%	13.39%
Appendix 1A-4

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	14.84%	11.43%	11.10%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.70%	(0.59)%	3.96%	3.02%
International/Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.15%	6.43%	15.16%	12.24%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.85%	21.69%	25.12%	19.44%
International/Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	4.63%	12.96%	8.41%
Large Cap Equity	American Funds IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.77%	27.51%	12.22%	13.53%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadviser: BlackRock (Singapore) Limited	1.00%	6.42%	9.71%	7.68%
Non–Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.81%	5.23%	6.11%	6.14%
Sector	BNY Mellon IP Technology Growth Portfolio — Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: NIMNA	0.78%	12.93%	27.80%	20.05%
Appendix 1A-5

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.92%	26.68%	18.20%	15.30%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Legg Mason Partners Fund Advisor, LLC (“LMPFA”) / Subadviser: ClearBridge Investments, LLC	0.97%	23.34%	16.41%	N/A
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.00%	32.01%	4.11%	N/A
Non–Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.01%	(2.45)%	3.92%	N/A
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.74%	(0.49)%	4.80%	3.82%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.22%	28.80%	9.56%	11.67%
Small/Mid Cap Equity	Delaware VIP® Small Cap Value Series — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.05%	34.01%	9.22%	11.78%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.26%	12.35%	5.59%	3.89%
Appendix 1A-6

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	(2.24)%	N/A	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Initial Class Adviser: FMR / Subadvisers: Other investment advisers	0.60%	27.83%	20.17%	16.64%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.16%	(2.41)%	14.71%	8.17%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Initial Class Adviser: FMR / Subadvisers: Other investment advisers	0.51%	24.89%	11.95%	12.53%
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.75%	12.34%	11.27%	9.60%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.88%	11.68%	31.77%	22.64%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.88%	11.45%	N/A	N/A
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC	0.42%	7.48%	N/A	N/A
Appendix 1A-7

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.64%	(0.90)%	4.08%	3.29%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.86%	25.31%	13.32%	13.00%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.93%	19.51%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.88%	14.56%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.86%	12.30%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.89%	8.96%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.92%	4.71%	N/A	N/A
International/Global Equity	Invesco V.I. EQV International Equity Fund (formerly Invesco V.I. International Growth Fund) — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.14%	5.61%	9.90%	7.82%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.09%	22.26%	13.46%	14.40%
Appendix 1A-8

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.96%	16.54%	18.84%	16.93%
International/Global Equity	Janus Henderson Global Research Portfolio — Institutional Shares Adviser: Janus Henderson	0.77%	18.09%	16.70%	13.59%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.14%	10.28%	13.78%	12.16%
Large Cap Equity	MFS® Investors Trust Series — Initial Class Adviser: MFS	0.78%	26.81%	17.24%	15.46%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	30.60%	12.15%	13.31%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.20%	11.27%	11.90%	8.11%
Large Cap Equity	MFS® Research Series — Initial Class Adviser: MFS	0.78%	24.80%	17.94%	15.64%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.07%	39.44%	5.37%	7.94%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.10%	12.72%	19.42%	15.06%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.92%	1.89%	4.95%	N/A
Appendix 1A-9

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.01%	(2.05)%	2.95%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.75%	(1.03)%	1.44%	1.49%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.75%	(1.36)%	3.83%	3.33%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: LMPFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.78%	(2.19)%	4.18%	N/A
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2023 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2021 reflect temporary fee reductions under such an arrangement.
+
Closed for policyowners who were not invested in the Investment Division on November 13, 2017, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 13, 2017.
++
Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
Appendix 1A-10

Appendix 1B — Policies Issued After June 2, 2OO3
Portfolios Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/essentials. You can also request this information at no cost by calling the VPSC at 1-800-598-2019, or by sending an email request with your name and mailing address to EssentialsProspectus@newyorklife.com.
You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Accounts or the DCA Advantage Accounts.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity (formerly MainStay VP T. Rowe Price Equity Income) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management Inc.	0.92%	25.18%	10.73%	N/A
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.96%	17.00%	8.27%	9.12%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.78%	(1.62)%	3.36%	2.77%
International/Global Equity	MainStay VP Candriam Emerging Markets Equity — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam Belgium S.A.	1.39%	(2.25)%	10.69%	N/A
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Clarion Securities, LLC	1.20%	15.00%	(3.99)%	N/A
Appendix 1B-1

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.73%	6.86%	6.79%	6.50%
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	22.58%	11.14%	10.73%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.85%	19.86%	12.72%	11.49%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.91%	16.95%	10.46%	N/A
Non–Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	3.50%	3.41%	3.68%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.83%	15.72%	10.72%	10.05%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.86%	10.24%	8.22%	8.57%
Alternatives	MainStay VP IQ Hedge Multi-Strategy — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.19%	(0.83)%	0.84%	N/A
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	17.06%	14.12%	N/A
Appendix 1B-2

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Non–Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	8.98%	14.49%	12.24%
Investment Grade Bond	MainStay VP MacKay Government — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.80%	(1.74)%	1.90%	1.58%
Non–Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	5.25%	5.54%	6.18%
International/Global Equity	MainStay VP MacKay International Equity — Service Class Adviser: New York Life Investments / Subadviser: MacKay	1.18%	11.96%	14.42%	10.10%
Non–Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.87%	1.71%	3.45%	4.02%
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.76%	11.10%	8.86%	8.29%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.85%	38.02%	4.05%	(0.43)%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC	0.80%	5.12%	5.01%	N/A
Appendix 1B-3

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP S&P 500 Index (formerly MainStay VP MacKay S&P 500 Index) — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ	0.37%	28.23%	17.98%	15.99%
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.09%	10.03%	16.56%	12.16%
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	0.01%	0.77%	0.39%
Large Cap Equity	MainStay VP Wellington Growth — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.98%	19.45%	20.50%	14.96%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	19.70%	11.19%	13.13%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.99%	17.73%	7.92%	N/A
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.83%	28.46%	16.49%	15.51%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	0.99%	24.20%	25.32%	18.39%
Appendix 1B-4

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Cap Equity	AB VPS Growth and Income Portfolio — Class B Adviser: AllianceBernstein L.P.	0.84%	27.84%	12.58%	13.39%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	14.84%	11.43%	11.10%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.70%	(0.59)%	3.96%	3.02%
International/Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.15%	6.43%	15.16%	12.24%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.85%	21.69%	25.12%	19.44%
International/Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	4.63%	12.96%	8.41%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.77%	27.51%	12.22%	13.53%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadviser: BlackRock (Singapore) Limited	1.00%	6.42%	9.71%	7.68%
Non–Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.81%	5.23%	6.11%	6.14%
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: NIMNA	1.03%	12.64%	27.50%	19.76%
Appendix 1B-5

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.92%	26.68%	18.20%	15.30%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Legg Mason Partners Fund Advisor, LLC (“LMPFA”) / Subadviser: ClearBridge Investments, LLC	0.97%	23.34%	16.41%	N/A
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.00%	32.01%	4.11%	N/A
Non–Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.01%	(2.45)%	3.92%	N/A
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.74%	(0.49)%	4.80%	3.82%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.22%	28.80%	9.56%	11.67%
Small/Mid Cap Equity	Delaware VIP® Small Cap Value Series — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.05%	34.01%	9.22%	11.78%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.26%	12.35%	5.59%	3.89%
Appendix 1B-6

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	(2.24)%	N/A	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.85%	27.51%	19.87%	16.35%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.16%	(2.41)%	14.71%	8.17%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.76%	24.60%	11.68%	12.26%
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.75%	12.34%	11.27%	9.60%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.88%	11.68%	31.77%	22.64%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.88%	11.45%	N/A	N/A
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC	0.42%	7.48%	N/A	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Other investment advisers	0.64%	(0.90)%	4.08%	3.29%
Appendix 1B-7

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.86%	25.31%	13.32%	13.00%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.93%	19.51%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.88%	14.56%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.86%	12.30%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.89%	8.96%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.92%	4.71%	N/A	N/A
International/Global Equity	Invesco V.I. EQV International Equity Fund (formerly Invesco V.I. International Growth Fund) — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.14%	5.61%	9.90%	7.82%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.09%	22.26%	13.46%	14.40%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.96%	16.54%	18.84%	16.93%
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	1.02%	17.80%	16.41%	13.31%
Appendix 1B-8

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.14%	10.28%	13.78%	12.16%
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.03%	26.51%	16.95%	15.17%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	30.60%	12.15%	13.31%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.20%	11.27%	11.90%	8.11%
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.03%	24.51%	17.65%	15.35%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.07%	39.44%	5.37%	7.94%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.10%	12.72%	19.42%	15.06%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.92%	1.89%	4.95%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.01%	(2.05)%	2.95%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.75%	(1.03)%	1.44%	1.49%
Appendix 1B-9

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.75%	(1.36)%	3.83%	3.33%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: LMPFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.78%	(2.19)%	4.18%	N/A
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are expected to continue through April 30, 2023 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2021 reflect temporary fee reductions under such an arrangement.
+
Closed for policyowners who were not invested in the Investment Division on November 13, 2017, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 13, 2017.
++
Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
Appendix 1B-10

This Summary Prospectus incorporates by reference the New York Life Essentials Variable Annuity full statutory prospectus and the Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The full statutory prospectus and the SAI are posted on our website, https://dfinview.com/NewYorkLife/TAHD/essentials. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this Summary Prospectus.
Reports and other information about the Separate Accounts are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Separate Account III EDGAR contract identifier #C000025708